Schedule of Convertible Promissory Notes (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes	$ 1,300	$ 1,516	$ 720
Unamortized discounts and fees	(178)	(530)	(79)
Convertible notes payable, net	$ 1,122	$ 986	$ 641